UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Item 1. Schedule of Investments.

                                          AMERICAN FIDELITY DUAL STRATEGY FUND
                                           Schedule of Portfolio Investments
                                                     March 31, 2006

                                                                                                 Market Value
                                                                                      --------------------------------
                                                           Shares or                                          % of Net
                                                        Principal Amount              Amount                   Assets
                                                        ----------------              ------                  --------
Common Stock:

Apparel and Accessory Stores:
     AnnTaylor Stores Corporation<F1>                             8,800             $    323,752                0.16%
     Nordstrom, Inc.                                             62,200                2,436,996                1.16%
                                                                                    ------------              --------
                                                                                       2,760,748                1.32%
                                                                                    ------------              --------

Building Construction:
     Centex Corporation                                          29,200                1,810,108                0.86%
     D.R. Horton, Inc.                                            9,900                  328,878                0.16%
     Lennar Corporation                                           4,700                  283,786                0.14%
                                                                                    ------------              --------
                                                                                       2,422,772                1.16%
                                                                                    ------------              --------

Building Materials and Gardening Supplies:
     Home Depot, Inc.                                            81,900                3,464,370                1.67%
     Lowes Companies                                              4,300                  277,092                0.13%
                                                                                    ------------              --------
                                                                                       3,741,462                1.80%
                                                                                    ------------              --------

Business Services:
     Adobe Systems, Inc.                                         72,160                2,519,827                1.21%
     Autodesk, Inc.                                              61,650                2,374,758                1.14%
     BMC Software, Inc.<F1>                                      14,900                  322,734                0.15%
     Business Objects S.A.<F1><F2>                                9,300                  339,171                0.16%
     Citrix Systems, Inc.<F1>                                    11,000                  416,900                0.20%
     Cognizant Technology Solution Corp<F1>                       6,200                  368,838                0.18%
     Computer Sciences Corporation<F1>                           23,000                1,277,650                0.61%
     Deluxe Corporation                                          12,800                  334,976                0.16%
     DST Systems, Inc.-B<F1>                                      6,100                  353,434                0.17%
     First Data Corporation                                      22,630                1,059,537                0.51%
     Fiserv, Inc.<F1>                                             8,300                  353,165                0.17%
     Microsoft Corporation                                      153,680                4,181,633                2.01%
     Oracle Corporation<F1>                                     192,000                2,628,480                1.26%
     SAP AG<F2>                                                   6,200                  336,784                0.16%
                                                                                    ------------              --------
                                                                                      16,867,887                8.09%
                                                                                    ------------              --------

Chemicals and Allied Products:
     Air Products & Chemicals, Inc.                               3,400                  228,446                0.11%
     Amgen, Inc.<F1>                                             23,830                1,733,633                0.83%
     AstraZeneca PLC<F2>                                         10,400                  522,392                0.25%
     Bristol-Myers Squibb Company                                21,300                  524,193                0.25%
     Colgate Palmolive Company                                    8,700                  496,770                0.24%
     Dow Chemical Company                                        21,500                  872,900                0.42%
     Genzyme Corporation<F1>                                     26,300                1,767,886                0.85%
     GlaxoSmithKline PLC<F2>                                      8,900                  465,559                0.22%
     Lilly, Eli and Company                                      34,533                1,909,675                0.91%
     Lubrizol Corporation                                         5,200                  222,820                0.11%
     Merck & Company, Inc.                                       13,700                  482,651                0.23%
     Novartis AG-ADR<F2>                                         14,200                  787,248                0.38%
     Pfizer, Inc.                                                46,200                1,151,304                0.55%
     PPG Industries, Inc.                                         3,600                  228,060                0.11%
     Praxair, Inc.                                                4,100                  226,115                0.11%
     Rohm & Haas Company                                          4,500                  219,915                0.11%
     Scotts Miracle-Gro Company                                   6,700                  306,592                0.15%
     The Clorox Company                                           7,800                  466,830                0.22%
     Wyeth                                                       41,122                1,995,239                0.96%
                                                                                    ------------              --------
                                                                                      14,608,228                7.01%
                                                                                    ------------              --------

Communications:
     AT&T, Inc.                                                  84,291                2,279,229                1.09%
                                                                                    ------------              --------
                                                                                       2,279,229                1.09%
                                                                                    ------------              --------

Depository Institutions:
     Astoria Financial Corporation                               21,400                  662,544                0.32%
     Bank of America Corporation                                 47,032                2,141,837                1.03%
     Citigroup, Inc.                                             41,200                1,945,876                0.93%
     Deutsche Bank AG<F2>                                         5,500                  628,320                0.30%
     PNC Financial Services Group                                 9,000                  605,790                0.29%
     Wachovia Corporation                                        14,000                  784,700                0.38%
     Washington Mutual, Inc.                                     13,800                  588,156                0.28%
     Wells Fargo & Company                                       29,200                1,865,004                0.89%
                                                                                    ------------              --------
                                                                                       9,222,227                4.42%
                                                                                    ------------              --------

Durable Goods, Wholesale:
     BorgWarner, Inc.                                             5,000                  300,200                0.14%
     Johnson & Johnson                                           43,590                2,581,400                1.24%
                                                                                    ------------              --------
                                                                                       2,881,600                1.38%
                                                                                    ------------              --------

Eating and Drinking Places:
     Darden Restaurants, Inc.                                     7,700                  315,931                0.15%
     McDonald's Corporation                                      18,500                  635,660                0.31%
                                                                                    ------------              --------
                                                                                         951,591                0.46%
                                                                                    ------------              --------

Electric, Gas, and Sanitary Service:
     Consolidated Edison, Inc.                                   17,600                  765,600                0.37%
     Dominion Resources, Inc.                                    15,000                1,035,450                0.50%
     FirstEnergy Corporation                                     13,200                  645,480                0.31%
     FPL Group, Inc.                                             19,700                  790,758                0.38%
     Keyspan Corporation                                         18,500                  756,095                0.35%
     Sempra Energy                                               17,000                  789,820                0.38%
     Xcel Energy, Inc.                                           12,500                  226,875                0.11%
                                                                                    ------------              --------
                                                                                       5,010,078                2.40%
                                                                                    ------------              --------

Electronic and Other Electric Equipment:
     Amphenol Corporation                                         7,000                  365,260                0.18%
     Cisco Systems, Inc.<F1>                                    164,000                3,553,880                1.71%
     Emerson Electric Company                                    41,107                3,437,778                1.65%
     General Electric Company                                   106,150                3,691,897                1.77%
     Intel Corporation                                           95,300                1,844,055                0.88%
     Linear Technology Corporation                                9,300                  326,244                0.16%
     Maxim Integrated Products, Inc.                             47,749                1,773,875                0.85%
     Motorola, Inc.                                              85,000                1,947,350                0.93%
     National Semiconductor Corporation                          71,500                1,990,560                0.95%
     Nvidia Corporation<F1>                                      50,720                2,904,227                1.39%
     Qualcomm                                                    40,380                2,043,632                0.98%
     Rockwell Collins, Inc.                                       6,500                  366,275                0.18%
     Tellabs, Inc.<F1>                                           24,800                  394,320                0.19%
     Texas Instruments, Inc.                                     88,990                2,889,505                1.39%
     Whirlpol Corporation                                         3,200                  292,704                0.14%
                                                                                    ------------              --------
                                                                                      27,821,562               13.35%
                                                                                    ------------              --------

Engineering, Accounting, Research, Mgmt & Relation Services:
     Accenture Ltd.<F2>                                          10,000                  300,700                0.14%
     Moody's Corporation                                          4,300                  307,278                0.15%
                                                                                    ------------              --------
                                                                                         607,978                0.29%
                                                                                    ------------              --------

Fabricated Metal Products:
     Ball Corporation                                             5,100                  223,533                0.11%
     Crane Company                                                8,200                  336,282                0.16%
     Illinois Tool Works, Inc.                                   22,000                2,118,820                1.02%
                                                                                    ------------              --------
                                                                                       2,678,635                1.29%
                                                                                    ------------              --------

Food and Kindred Products:
     Anheuser-Busch Companies, Inc.                              17,500                  748,475                0.36%
     Bunge Limited<F2>                                            4,100                  228,411                0.12%
     General Mills, Inc.                                         10,800                  547,344                0.26%
     Kellogg Company                                             11,800                  519,672                0.25%
     Pepsi Bottling Group, Inc.                                  16,100                  489,279                0.23%
     PepsiCo, Inc.                                               49,500                2,860,605                1.37%
                                                                                    ------------              --------
                                                                                       5,393,786                2.59%
                                                                                    ------------              --------

Forestry:
     Weyerhaeuser Company                                         3,200                  231,776                0.11%
                                                                                    ------------              --------
                                                                                         231,776                0.11%
                                                                                    ------------              --------

Furniture and Fixtures:
     Johnson Controls, Inc.                                       4,300                  326,499                0.16%
     Masco Corporation                                           10,200                  331,398                0.16%
                                                                                    ------------              --------
                                                                                         657,897                0.32%
                                                                                    ------------              --------

General Merchandise:
     J.C. Penney Co, Inc.                                         5,200                  314,132                0.15%
     Target Corporation                                          28,800                1,497,888                0.72%
                                                                                    ------------              --------
                                                                                       1,812,020                0.87%
                                                                                    ------------              --------

Health Services:
     Express Scripts, Inc.<F1>                                   29,949                2,632,517                1.27%
     Laboratory Corp. of America Holdings<F1>                     8,000                  467,840                0.22%
                                                                                    ------------              --------
                                                                                       3,100,357                1.49%
                                                                                    ------------              --------

Holding and Other Investment Offices:
     Ace LTD.<F2>                                                10,900                  566,909                0.27%
     Archstone Smith Trust                                       17,800                  868,106                0.42%
     Mack-Cali Realty Corporation                                10,550                  506,400                0.24%
     Simon Property Group, Inc.                                   9,500                  799,330                0.39%
                                                                                    ------------              --------
                                                                                       2,740,745                1.32%
                                                                                    ------------              --------

Home Furniture & Equipment:
     Best Buy Company, Inc.                                      30,500                1,705,865                0.82%
     GameStop Corporation                                         6,700                  315,838                0.15%
                                                                                    ------------              --------
                                                                                       2,021,703                0.97%
                                                                                    ------------              --------

Hotels, Other Lodging Places:
     Station Casinos, Inc.                                        4,400                  349,228                0.17%
                                                                                    ------------              --------
                                                                                         349,228                0.17%
                                                                                    ------------              --------

Industrial Machinery and Equipment:
     3M Company                                                  30,000                2,270,700                1.09%
     Apple Computer, Inc.<F1>                                    26,350                1,652,672                0.79%
     Applied Materials, Inc.                                    130,630                2,287,331                1.10%
     Black & Decker Corporation                                   3,600                  312,804                0.15%
     Caterpillar, Inc.                                           32,100                2,305,101                1.11%
     Cummins Engine, Inc.                                         2,800                  294,280                0.14%
     Deere & Company                                             11,500                  909,075                0.44%
     Dell Computer Corporation<F1>                               69,025                2,054,184                0.98%
     Eaton Corporation                                            4,500                  328,365                0.16%
     Hewlett-Packard Company                                     10,600                  348,740                0.17%
     Intl Business Machines Corporation                          22,500                1,855,575                0.89%
     Lam Research Corporation<F1>                                43,374                1,865,082                0.89%
                                                                                    ------------              --------
                                                                                      16,483,909                7.91%
                                                                                    ------------              --------

Instruments and Related Products:
     Bausch & Lomb, Inc.                                         30,500                1,942,850                0.93%
     Becton Dickinson & Company                                  43,700                2,691,046                1.29%
     Rockwell Automation, Inc.                                   35,700                2,567,187                1.23%
     Xerox Corporation<F1>                                       20,900                  317,680                0.16%
                                                                                    ------------              --------
                                                                                       7,518,763                3.61%
                                                                                    ------------              --------

Insurance Agents, Brokers & Service:
     Hartford Financial Services                                  7,000                  563,850                0.27%
                                                                                    ------------              --------
                                                                                         563,850                0.27%
                                                                                    ------------              --------

Insurance Carriers:
     Aetna, Inc.                                                 53,400                2,624,076                1.26%
     Allstate Corporation                                        24,300                1,266,273                0.61%
     AMBAC Financial Group                                        8,100                  644,760                0.31%
     American International Group, Inc.                          29,000                1,916,610                0.92%
     Axa SA<F2>                                                  17,800                  622,288                0.30%
     Cigna Corporation                                            4,100                  535,542                0.26%
     Health Net, Inc.<F1>                                         9,200                  467,544                0.22%
     ING Groep N.V<F2>                                           16,700                  657,980                0.32%
     Metlife Capital Trust, Inc.                                 11,900                  575,603                0.28%
     MGIC Investment Corporation                                 47,323                3,153,131                1.51%
     PMI Group, Inc.                                             14,000                  642,880                0.31%
     Progressive Corporation                                     18,000                1,876,680                0.90%
     Torchmark Corporation                                       11,100                  633,810                0.30%
     UnitedHealth Group                                          55,440                3,096,878                1.48%
     Wellpoint, Inc.<F1>                                         50,750                3,929,573                1.88%
                                                                                    ------------              --------
                                                                                      22,643,628               10.86%
                                                                                    ------------              --------

Leather and Leather Products:
     Coach, Inc.<F1>                                              8,300                  287,014                0.14%
                                                                                    ------------              --------
                                                                                         287,014                0.14%
                                                                                    ------------              --------

Mining, Quarry Nonmetal Minerals:
     Vulcan Materials Company                                     2,400                  207,960                0.10%
                                                                                    ------------              --------
                                                                                         207,960                0.10%
                                                                                    ------------              --------

Miscellaneous Manufacturing Industries:
     Siemens AG ADR's<F2>                                         3,500                  326,095                0.16%
     Tyco International, Ltd.<F2>                                12,200                  327,936                0.15%
                                                                                    ------------              --------
                                                                                         654,031                0.31%
                                                                                    ------------              --------

Miscellaneous Retail:
     Barnes & Noble, Inc.                                         7,300                  337,625                0.16%
     Office Depot, Inc.<F1>                                       8,200                  305,368                0.15%
                                                                                    ------------              --------
                                                                                         642,993                0.31%
                                                                                    ------------              --------

Nondepository Institutions:
     CIT Group, Inc.                                             11,100                  594,072                0.28%
                                                                                    ------------              --------
                                                                                         594,072                0.28%
                                                                                    ------------              --------

Nondurable Goods-Wholesale:
     Amerisource Bergen Corporation                              10,600                  511,662                0.25%
     Cardinal Health, Inc.                                       12,000                  894,240                0.43%
     McKesson Corporation                                        17,000                  886,210                0.42%
     Nike, Inc.-Class B                                          26,580                2,261,958                1.09%
                                                                                    ------------              --------
                                                                                       4,554,070                2.19%
                                                                                    ------------              --------

Oil and Gas Extraction:
     Anadarko Petroleum Corporation                               5,900                  595,959                0.29%
     Diamond Offshore Drilling, Inc.                             30,800                2,756,600                1.32%
     Eni S.p.A<F2>                                               11,900                  678,062                0.33%
     Occidental Petroleum Corporation                            28,300                2,621,995                1.26%
     Patterson-UTI Energy, Inc.                                  58,805                1,879,408                0.90%
     Petro-Canada<F2>                                            14,600                  694,814                0.33%
     Pogo Producing Company                                      13,300                  668,325                0.32%
     Royal Dutch Shell PLC<F2>                                    9,400                  585,244                0.28%
     Statoil ASA<F2>                                             21,800                  620,864                0.30%
     Total SA<F2>                                                 4,500                  592,785                0.28%
     XTO Energy, Inc.                                            42,900                1,869,153                0.90%
                                                                                    ------------              --------
                                                                                      13,563,209                6.51%
                                                                                    ------------              --------

Paper and Allied Products:
     Bemis Company, Inc.                                          7,400                  233,692                0.11%
     Kimberly-Clark Corporation                                  31,200                1,803,360                0.87%
                                                                                    ------------              --------
                                                                                       2,037,052                0.98%
                                                                                    ------------              --------

Petroleum Refining and Related Industries:
     Amerada Hess Corporation                                     4,100                  583,841                0.28%
     Ashland, Inc.                                                3,400                  241,672                0.12%
     BP PLC-Spons ADR<F2>                                        25,860                1,782,788                0.86%
     Chevron Corporation                                         32,884                1,906,285                0.91%
     ConocoPhillips                                              37,100                2,342,865                1.12%
     Marathon Oil Corporation                                    28,500                2,170,845                1.04%
     Sunoco, Inc.                                                 7,500                  581,775                0.28%
                                                                                    ------------              --------
                                                                                       9,610,071                4.61%
                                                                                    ------------              --------

Primary Metal Industries:
     Nucor Corporation                                           19,915                2,086,893                1.00%
     Precision Castparts Corporation                              5,900                  350,460                0.17%
     United States Steel Corporation                              3,600                  218,448                0.10%
                                                                                    ------------              --------
                                                                                       2,655,801                1.27%
                                                                                    ------------              --------

Railroad Transportation:
     Union Pacific Corporation                                   14,350                1,339,573                0.64%
                                                                                    ------------              --------
                                                                                       1,339,573                0.64%
                                                                                    ------------              --------

Security and Commodity Brokers:
     Goldman Sachs Group, Inc.                                    4,200                  659,232                0.32%
     Lehman Brothers Holdings, Inc.                               4,300                  621,479                0.30%
     Morgan Stanley Group, Inc.                                  16,850                1,058,517                0.51%
     T. Rowe Price Group, Inc.                                   28,900                2,260,269                1.08%
                                                                                    ------------              --------
                                                                                       4,599,497                2.21%
                                                                                    ------------              --------

Stone, Clay, Glass, Concrete Products:
     Cemex, S.A.<F2>                                              3,700                  241,536                0.12%
                                                                                    ------------              --------
                                                                                         241,536                0.12%
                                                                                    ------------              --------

Transportation Equipment:
     Autoliv, Inc.<F2>                                            6,000                  339,480                0.16%
     Boeing Company                                              32,100                2,501,553                1.20%
     General Dynamics Corporation                                 5,800                  371,084                0.18%
     Harsco Corporation                                           4,000                  330,480                0.16%
     Honda Motor Company LTD-Spons ADR<F2>                       21,000                  650,160                0.31%
     Lockheed Martin Corporation                                  4,800                  360,624                0.17%
     Northrop Grumman Corporation                                 5,000                  341,450                0.16%
     United Technologies Corporation                             63,660                3,690,370                1.78%
                                                                                    ------------              --------
                                                                                       8,585,201                4.12%
                                                                                    ------------              --------

Total common stocks (cost $183,990,012)                                              204,943,739               98.34%
                                                                                    ------------              --------

Short-Term Investments
     AIM Money market funds (4.6578% at                       3,282,123                3,282,123                1.57%
       March 31, 2006)                                                              ------------              --------

   Total short-term investments                                                        3,282,123                1.57%
                                                                                    ------------              --------


Total investments (cost $187,272,135)                                                208,225,862               99.91%

Other assets and liabilities, net                                                        188,854                0.09%
                                                                                    ------------              --------


Total Net Assets                                                                    $208,414,716              100.00%
                                                                                    ============              ========


<F1>
     Presently not producing dividend income
<F2>
     Foreign Investments




Item 2. Controls and Procedures.

     Based on their evaluation (as required by Rule 30a-3(b)) of the Fund's Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund's principal executive officer, and Robert Bearton, the Fund's principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

     There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Exhibit No.      Description of Exhibit
-----------      ----------------------

99.1             Certification of Principal Executive Officer

99.2             Certification of Principal Financial Officer


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By  DAVID R. CARPENTER
    David R. Carpenter
    Principal Executive Officer


Date  May 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

    DAVID R. CARPENTER
    David R. Carpenter
    Principal Executive Officer


Date  May 24, 2006


    ROBERT BREARTON
    Robert Brearton
    Principal Financial Officer


Date  May 24, 2006

                                 EXHIBIT INDEX

Exhibit No.     Description                     Method of Filing
-----------     -----------                     ----------------

99.1            CEO Certification               Filed herewith electronically

99.2            CFO Certification               Filed herewith electronically